Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 1,351,713	$ 1,203,281	$ 1,475,683
Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	294,641	340,767	287,140
Maritime [Member] | Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	42,416	131,136	159,772
Maritime [Member] | Shipyards [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	139,226	100,864	164,917
Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	174,643	85,085	162,897
Maritime [Member] | Tugboats [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	0	0	81,707
Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	146,950	93,373	12,072
Maritime [Member] | Mud Boats [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	166,220	0	0
Ports and Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	14,967	41,659	90,144
Ports and Terminals [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	10,360	27,530	79,695
Logistics, Warehousing and Other Businesses [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	158,511	196,584	211,171
Logistics, Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	153,497	139,042	171,867
Logistics, Warehousing and Other Businesses [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	44,292	41,794	49,157
Logistics, Warehousing and Other Businesses [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 5,990	$ 5,447	$ 5,144